Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Intangible Assets

	Goodwill	Technology License Fees	Software and System Design Costs	Patent and Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Cost

Balance at January 1, 2021	$5,436.6	$22,161.7	$36,239.0	$11,277.6	$75,114.9
Additions	-	1,372.8	7,726.2	219.5	9,318.5
Disposals or retirements	-	-	(318.7)	-	(318.7)
Effect of exchange rate changes	(57.4)	(0.5)	4.5	0.1	(53.3)

Balance at December 31, 2021	$5,379.2	$23,534.0	$43,651.0	$11,497.2	$84,061.4

Accumulated amortization and impairment

Balance at January 1, 2021	$-	$12,226.2	$30,111.7	$7,008.9	$49,346.8
Additions	-	2,686.8	4,323.9	1,196.5	8,207.2
Disposals or retirements	-	-	(317.5)	-	(317.5)
Effect of exchange rate changes	-	(0.6)	3.5	0.3	3.2

Balance at December 31, 2021	$-	$14,912.4	$34,121.6	$8,205.7	$57,239.7

Carrying amounts at December 31, 2021	$5,379.2	$8,621.6	$9,529.4	$3,291.5	$26,821.7

Cost

Balance at January 1, 2022	$5,379.2	$23,534.0	$43,651.0	$11,497.2	$84,061.4
Additions	-	2,253.0	5,079.0	203.1	7,535.1
Disposals or retirements	-	(30.0)	(66.3)	-	(96.3)
Effect of exchange rate changes	412.6	2.0	12.1	1.6	428.3

Balance at December 31, 2022	$5,791.8	$25,759.0	$48,675.8	$11,701.9	$91,928.5

Accumulated amortization and impairment

Balance at January 1, 2022	$-	$14,912.4	$34,121.6	$8,205.7	$57,239.7
Additions	-	2,793.5	4,774.5	1,188.1	8,756.1
Disposals or retirements	-	(11.4)	(66.3)	-	(77.7)
Effect of exchange rate changes	-	1.9	8.6	0.7	11.2

Balance at December 31, 2022	$-	$17,696.4	$38,838.4	$9,394.5	$65,929.3

Carrying amounts at December 31, 2022	$5,791.8	$8,062.6	$9,837.4	$2,307.4	$25,999.2

Cost

Balance at January 1, 2023	$5,791.8	$25,759.0	$48,675.8	$11,701.9	$91,928.5
Additions	-	461.1	4,947.4	621.3	6,029.8
Disposals or retirements	-	-	(4,289.2)	-	(4,289.2)
Effect of exchange rate changes	4.6	1.3	(17.0)	24.2	13.1

Balance at December 31, 2023	$5,796.4	$26,221.4	$49,317.0	$12,347.4	$93,682.2

Accumulated amortization and impairment

Balance at January 1, 2023	$-	$17,696.4	$38,838.4	$9,394.5	$65,929.3
Additions	-	2,792.4	5,308.1	1,157.7	9,258.2
Disposals or retirements	-	-	(4,289.1)	-	(4,289.1)
Effect of exchange rate changes	-	1.3	(10.7)	26.5	17.1

Balance at December 31, 2023	$-	$20,490.1	$39,846.7	$10,578.7	$70,915.5

Carrying amounts at December 31, 2023	$5,796.4	$5,731.3	$9,470.3	$1,768.7	$22,766.7